Restatement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Restatement
Schedule of effects of restatement on the consolidated balance sheet

	As of December 31, 2011
	Previously Reported	Adjustments	Restated
Assets
Deferred income taxes	$12,328	$(2,368)	$9,960
Total current assets	94,496	(2.368)	92.128
Goodwill	326,618	(707)	325,911
Total assets	940,007	(3,075)	936,932
Liabilities and Shareholders' Equity
Other accrued expenses	9,720	632	10,352
Total current liabilities	72,354	632	72.986
Deferred income taxes	75,657	(2,368)	73,289
Accumulated deficit	(108,327)	(1,339)	(109,666)
Total Universal Hospital Services, Inc. equity	94,140	(1,339)	92,801
Total equity	94,526	(1,339)	93,187
Total liabilities and equity	940,007	(3,075)	936,932

Schedule of effects of restatement on the consolidated statements of operations

	For the three months ended September 30, 2011			For the nine months ended September 30, 2011
	Previously			Previously
	Reported	Adjustments	Restated	Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$74,787	$(5,785)	$69,002	$214,873	$(9,714)	$205,159
Technical and professional services	13,852	—	13,852	36,083	—	36,083
Medical equipment sales and remarketing	6,490	—	6,490	17,972	—	17,972
Total revenues	95,129	(5,785)	89,344	268,928	(9,714)	259,214

Cost of Sales
Cost of medical equipment outsourcing	29,599	(5,785)	23,814	82,499	(9,714)	72,785
Cost of technical and professional services	10,540	—	10,540	26,650	—	26,650
Cost of medical equipment sales and remarketing	5,215	—	5,215	14,115	—	14,115
Medical equipment depreciation	17,006	—	17,006	51,678	—	51,678
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	62,360	(5,785)	56,575	174,942	(9,714)	165,228
Gross margin	32,769	—	32,769	93,986	—	93,986

Provision (benefit) for income taxes	(145)	—	(145)	(7,451)	1,041	(6,410)
Consolidated net loss	(5,586)	—	(5,586)	(13,003)	(1,041)	(14,044)
Net loss attributable to Universal Hospital Services, Inc.	(5,745)	—	(5,745)	(13,300)	(1,041)	(14,341)

	For the twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$291,753	$(15,843)	$275,910
Technical and professional services	54,058	—	54,058
Medical equipment sales and remarketing	25,188	—	25,188

Total revenues	370,999	(15,843)	355,156
Cost of Sales
Cost of medical equipment outsourcing	113,546	(15,843)	97,703
Cost of technical and professional services	40,518	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	19,734
Medical equipment depreciation	68,032	—	68,032

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	241,830	(15,843)	225,987

Gross margin	129,169	—	129,169
Provision (benefit) for income taxes	(9,682)	(1,339)	(8,343)
Consolidated net loss	(20,600)	(1,339)	(21,939)

Net loss attributable to Universal Hospital Services, Inc.	(21,051)	(1,339)	(22,390)

	For the twelve months ended December 31, 2010
	Previously Reported	Adjustments	Restated
Revenue
Medical equipment outsourcing	$250,455	$(5,310)	$245,145
Technical and professional services	44,426	—	44,426
Medical equipment sales and remarketing	22,541	—	22,541

Total revenues	317,422	(5,310)	312,112
Cost of Sales
Cost of medical equipment outsourcing	91,520	(5,310)	86,210
Cost of technical and professional services	31,690	—	31,690
Cost of medical equipment sales and remarketing	16,342	—	16,342
Medical equipment depreciation	69,496	—	69,496

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	209,048	(5,310)	203,738

Gross margin	108,374	—	108,374

Schedule of effects of restatement on the consolidated statements of comprehensive income

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Comprehensive loss	(17,648)	(1,339)	(18,987)
Comprehensive loss attributable to Universal Hospital Services Inc.	(18,099)	(1,339)	(19,438)

Schedule of effects of restatement on the consolidated statements of cash flows

	For the nine months ended September 30, 2011
	Previously
	Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	(13,003)	(1,041)	(14,044)
Deferred income taxes	(7,758)	1,041	(6,717)
Net cash provided by operating activities	56,067	—	56,067

	For twelve months ended December 31, 2011
	Previously Reported	Adjustments	Restated
Cash flows from operating activities:
Consolidated net loss	$(20,600)	$(1,339)	$(21,939)
Deferred income taxes	(10,067)	1,339	(8,728)

Net cash provided by operating activities	$57,691	$—	$57,691